UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – September 30, 2011

Item 1.  Schedule of Investments.

CHOU EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

	Security
Shares	Description			Value
Common Stock - 73.9%
Communications - 21.1%
515,726	Overstock.com, Inc. (a)			$4,780,780
210,900	Sprint Nextel Corp. (a)			641,136
2,880,000	UTStarcom Holdings Corp. (a)			2,937,600
				8,359,516
Consumer Discretionary - 23.9%
200,000	Aeropostale, Inc. (a)			2,162,000
954,800	Office Depot, Inc. (a)			1,966,888
66,000	RadioShack Corp.			766,920
36,112	Ryanair Holdings PLC, ADR (a)			929,884
31,000	Sears Holdings Corp. (a)			1,783,120
116,100	The Gap, Inc.			1,885,464
				9,494,276
Consumer Staples - 1.4%
209,310	Alliance One International, Inc. (a)			510,717
4,200	MannKind Corp. (a)			15,918
20,000	Village Farms International, Inc. (a)			23,666
				550,301
Financials - 22.7%
120,200	Asta Funding, Inc.			974,822
18	Berkshire Hathaway, Inc., Class A (a)			1,922,400
70,000	Citigroup, Inc.			1,793,400
80,300	Flagstone Reinsurance Holdings SA			622,325
300,000	MBIA, Inc. (a)			2,181,000
16,000	The Goldman Sachs Group, Inc.			1,512,800
				9,006,747
Information Technology - 0.1%
3,200	Dell, Inc. (a)			45,280
Materials - 4.7%
124,000	AbitibiBowater, Inc. (a)			1,860,000
Total Common Stock
(Cost $35,064,876)				29,316,120

	Security
Principal	Description	Rate	Maturity	Value
Corporate Convertible Bonds - 4.4%
Consumer Staples - 4.4%
$3,100,000	MannKind Corp.	3.75%	12/15/13	1,774,750
Total Corporate Convertible Bonds
(Cost $1,666,444)				1,774,750

	Security
Shares	Description			Value
Warrants - 5.2%
286,000	Bank of America Corp. (a)			775,060
95,386	JPMorgan Chase & Co. (a)			888,043
51,000	Wells Fargo & Co. (a)			393,210
Total Warrants
(Cost $3,005,921)				2,056,313
Total Investments in Securities - 83.5%
(Cost $39,737,241)*				$33,147,183
Other Assets & Liabilities, Net – 16.5%				6,528,982
Net Assets – 100.0%				$39,676,165

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$651,954
Gross Unrealized Depreciation	(7,242,012)
Net Unrealized Depreciation	$(6,590,058)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$31,372,433
Level 2 - Other Significant Observable Inputs	1,774,750
Level 3 - Significant Unobservable Inputs	-
Total	$33,147,183

The Level 1 inputs displayed in this table are Common Stock and Warrants. The Level 2 input displayed is a Corporate Convertible Bond. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

	Security
Shares	Description			Value
Equity Securities - 2.6%
Common Stock - 2.6%
Energy - 2.6%
22,365	Compton Petroleum Corp. (a)			$133,627
Materials - 0.0%
49	AbitibiBowater, Inc. (a)			735
Total Common Stock
(Cost $252,220)				134,362
Total Equity Securities
(Cost $252,220)				134,362

Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 85.2%
Corporate Convertible Bonds - 36.8%
Communications - 0.8%
$30,000	Level 3 Communications, Inc.	6.50%	10/01/16	42,750
Consumer Staples - 23.8%
2,137,000	MannKind Corp.	3.75	12/15/13	1,223,433
Financials - 8.1%
1,000,000	CompuCredit Holdings Corp.	5.88	11/30/35	413,750
Materials - 4.1%
400,000	USEC, Inc.	5.00	10/01/14	211,000
Total Corporate Convertible Bonds
(Cost $2,137,964)				1,890,933

Corporate Non-Convertible Bonds - 14.3%
Communications - 13.0%
40,000	Dex One Corp.	12.00	01/29/17	8,600
220,000	Level 3 Communications, Inc. (b)	11.88	02/01/19	210,100
300,000	Media General, Inc.	11.75	02/15/17	238,500
270,320	Morris Publishing Group, LLC	10.00	09/01/14	208,146
				665,346
Materials - 1.3%
267,000	Abitibi Consolidated, Inc. (Escrow Shares) (c)	0.00	12/23/49	1,335
170,000	Abitibi Consolidated, Inc. (Escrow Shares) (c)	0.00	12/23/49	850
100,000	Catalyst Paper Corp. (b)	11.00	12/15/16	65,500
				67,685
Total Corporate Non-Convertible Bonds
(Cost $875,950)				733,031

Foreign Government Bonds - 5.2%
600,000	Hellenic Republic Government Bond	4.60	09/20/40	266,878
Total Foreign Government Bonds
(Cost $260,513)				266,878

Syndicated Loans - 15.3%
1,715,251	RH Donnelley, Inc. (d)	9.00	10/24/14	787,180
Total Syndicated Loans
(Cost $1,423,373)				787,180

U.S. Government & Agency Obligations - 13.6%
U.S. Treasury Securities - 13.6%
700,000	U.S. Treasury Bill (e)	0.00	11/17/11	699,999
Total U.S. Government & Agency Obligations
(Cost $699,999)				699,999
Total Fixed Income Securities
(Cost $5,397,799)				4,378,021
Total Investments in Securities - 87.8%
(Cost $5,650,019)*				$4,512,383
Other Assets & Liabilities, Net – 12.2%				624,600
Net Assets – 100.0%				$5,136,983

LLC	Limited Liability Company
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $275,600 or 5.4% of net assets.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $2,185 or 0.0% of net assets.
(d)	Variable rate security. Rate presented is as of September 30, 2011.
(e)	Rate presented is yield to maturity.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$22,293
Gross Unrealized Depreciation	(1,159,929)
Net Unrealized Depreciation	$(1,137,636)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

	Level 1	Level 2	Level 3	Total
Common Stock
Energy	$133,627	$-	$-	$133,627
Materials	735	-	-	735
Corporate Convertible Bonds	-	1,890,933	-	1,890,933
Corporate Non-Convertible Bonds	-	730,846	2,185	733,031
Foreign Government Bonds	-	266,878	-	266,878
Syndicated Loans	-	787,180	-	787,180
U.S. Government & Agency Obligations	-	699,999	-	699,999
Total	$134,362	$4,375,836	$2,185	$4,512,383

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Corporate Non-Convertible Bonds
Balance as of 12/31/10	$6,555
Change in Unrealized Appreciation / (Depreciation)	(4,370)
Balance as of 09/30/11	$2,185
Net change in unrealized appreciation / (depreciation) from investments held as of 09/30/11	$(4,370)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S.M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:	November 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S.M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:	November 3, 2011

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:	November 3, 2011